STAFF RETIREMENT PLANS	6 Months Ended
Jun. 30, 2026
Staff Retirement Plans
STAFF RETIREMENT PLANS

11. STAFF RETIREMENT PLANS

The Company’s full-time employees in China participate in a government-mandated multiemployer defined contribution plan pursuant to which certain medical care unemployment insurance, employee housing fund and other welfare benefits are provided to employees. The China labor regulations require the Company to accrue for these benefits based on certain percentages of the employees’ salaries. No forfeited contributions may be used by the employer to reduce the existing level of contributions. The cost of the Company’s contribution to the staff retirement plans in China amounted to RMB3,137,874 (equivalent to US$433,699) and RMB4,356,795 (equivalent to US$634,879) for the six months ended June 30, 2025 and 2026, respectively.

The Company’s subsidiaries operating in Vietnam are subject to mandatory statutory social insurance, health insurance and unemployment insurance contributions in accordance with the Vietnam’s Law on Social Insurance and related governmental decrees effective from July 1, 2025. The Vietnam labor regulations require the Company to accrue for these benefits based on certain percentages of the employees’ salaries. The cost of the Company’s contribution to the staff retirement plans in Vietnam amounted to VND 270,846,000 (equivalent to US$10,316) for the six months ended June 30, 2026.